Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Significant Accounting Policies
Schedule of basic and diluted net income (loss) per common share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Class A common stock
Numerator: Income allocable to Class A common stock
Interest income from investments in Trust Account	$6,719	$78,823	$52,676	$121,508
Less: Company's portion available to be withdrawn for working capital and to pay taxes	(6,719)	(78,823)	(52,676)	(121,508)
Net income attributable to Class A common stock	$—	$—	$—	$—
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock	23,000,000	23,000,000	23,000,000	2,300,000
Basic and diluted net income per share, Class A common stock	$—	$—	$—	$—

Class B common stock
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net loss	$(6,120,741)	$(2,618,735)	$(435,441)	$(3,395,574)
Net income allocable to Class A common stock	—	—	—	—
Net loss attributable to Class B common stock	$(6,120,741)	$(2,618,735)	$(435,441)	$(3,395,574)
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	5,750,000	5,750,000	5,750,000	5,453,297
Basic and diluted net income (loss) per share, Class B common stock	$(1.06)	$(0.46)	$(0.08)	$(0.62)